Financial Instruments - Summary of Impact on the Groups Operations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EUR
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.061	1.133
Average rate	1.052	1.183
Change	6.40%
GBP
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.204	1.35
Average rate	1.233	1.376
Change	10.80%
ISK
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	0.007	0.008
Average rate	0.007	0.008
Change	8.30%
CHF
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.071	1.094
Average rate	1.047	1.094
Change	2.10%
INR
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	0.012	0.013
Average rate	0.013	0.014
Change	10.10%